EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of reconciliation of the denominator

	2013	2012	2011

Denominator for basic earnings per share - weighted average shares	16,230,165	16,170,107	16,163,696

Effect of dilutive securities:
Exercisable stock options	481,027	547,170	292,915
Convertible warrants		-	-
Denominator for diluted earnings per share - adjusted weighted average shares and assumed conversions	16,711,192	16,717,277	16,456,611